FINANCIAL ASSETS AND LIABILITIES - Additional information (Detail) R$ in Thousands	12 Months Ended
	Dec. 31, 2022 BRL (R$)	Dec. 31, 2021 BRL (R$)
Disclosure of Financial Resources [line items]
Penalties for early redemption of repurchase agreements	R$ 0
Explanation of details of guarantees given or received of outstanding balances for related party transaction	There were no guarantees given or received on any accounts receivable or payable involving related parties.
Unused line of credit	R$ 3,052,287	R$ 3,648,023
Top of range [member]
Disclosure of Financial Resources [line items]
Period of fixed term of repurchase agreements	90 days
Maturity period of bank deposit certificates classified as cash and cash equivalents	90 days
ESG Funds
Disclosure of Financial Resources [line items]
Investment maturity term	5 years
SELIC [member] | Government security [member]
Disclosure of Financial Resources [line items]
Interest, Index	100% of the CDI
Applications in banks [member] | Others [Member]
Disclosure of Financial Resources [line items]
Weighted remuneration (in bps)	49
Weighted remuneration (as a percent)	(0.47%)
Inter Bank Deposit Certificate [member]
Disclosure of Financial Resources [line items]
Onshore financial investments remunerated rate	100.00%	100.00%
Offshore financial investments remunerated rate	100.00%
Rumo S A [member]
Disclosure of Financial Resources [line items]
Advance by suppliers with financial institutions		R$ 519,082